Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Financial assets at fair value

	JPY (millions) As of March 31, 2018
	Loans and Receivables	Available-for-sale financial assets	Derivative hedging instruments	Measured at fair value through profit or loss	Other Financial Liabilities	Total
Financial Assets Measured at Fair Value
Other financial assets -
Available-for-sale financial assets	¥—	¥169,814	¥—	¥—	¥—	¥169,814
Derivative financial instruments	—	—	2,527	762	—	3,289
Other	—	—	—	2,070	—	2,070
Total	¥—	¥169,814	¥2,527	¥2,832	¥—	¥175,173

Financial Assets Not Measured at Fair Value
Other financial assets -
Restricted deposits	¥87,381	¥—	¥—	¥—	¥—	¥87,381
Other	14,528	—	—	—	—	14,528
Trade and Other Receivables	420,247	—	—	—	—	420,247
Cash and cash equivalents	294,522	—	—	—	—	294,522
Total	¥816,678	¥—	¥—	¥—	¥—	¥816,678

Financial Liabilities Measured at Fair Value
Other financial liabilities -
Contingent considerations	¥—	¥—	¥—	¥30,569	¥—	¥30,569
Derivative financial instruments	—	—	3,498	5,373	—	8,871
Total	¥—	¥—	¥3,498	¥35,942	¥—	¥39,440

Financial Liabilities Not Measured at Fair Value
Other financial liabilities -
Finance leases	¥—	¥—	¥—	¥—	¥53,149	¥53,149
Other	—	—	—	—	28,247	28,247
Trade and Other Payables	—	—	—	—	240,259	240,259
Bonds and Loans	—	—	—	—	985,662	985,662
Total	¥—	¥—	¥—	¥—	¥1,307,317	¥1,307,317

	JPY (millions) As of March 31, 2019
	Measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other Financial Liabilities	Total
Financial Assets Measured at Fair Value
Other financial assets -
Equity instruments	¥—	¥168,732	¥—	¥—	¥—	¥168,732
Derivative financial instruments	—	—	4,590	3,725	—	8,315
Investments in convertible notes	—	—	9,865	—	—	9,865
Investments in debt securities	—	—	1,608	—	—	1,608
Other	—	—	504	—	—	504
Total	¥—	¥168,732	¥16,567	¥3,725	¥—	¥189,024

Financial Assets Not Measured at Fair Value
Other financial assets -
Others	¥26,493	¥—	¥—	¥—	¥—	¥26,493
Trade and Other Receivables	741,907	—	—	—	—	741,907
Cash and cash equivalents	702,093	—	—	—	—	702,093
Total	¥1,470,493	¥—	¥—	¥—	¥—	¥1,470,493

Financial Liabilities Measured at Fair Value
Other financial liabilities -
Contingent considerations	¥—	¥—	¥71,062	¥—	¥—	¥71,062
Derivative financial instruments	—	—	7,120	1,625	—	8,745
Total	¥—	¥—	¥78,182	¥1,625	¥—	¥79,807

Financial Liabilities Not Measured at Fair Value
Other financial liabilities -
Finance leases	¥—	¥—	¥—	¥—	¥179,411	¥179,411
Other	—	—	—	—	23,908	23,908
Trade and Other Payables	—	—	—	—	327,394	327,394
Bonds and Loans	—	—	—	—	5,750,951	5,750,951
Total	¥—	¥—	¥—	¥—	¥6,281,664	¥6,281,664

Financial liabilities at fair value

	JPY (millions) As of March 31, 2018
	Loans and Receivables	Available-for-sale financial assets	Derivative hedging instruments	Measured at fair value through profit or loss	Other Financial Liabilities	Total
Financial Assets Measured at Fair Value
Other financial assets -
Available-for-sale financial assets	¥—	¥169,814	¥—	¥—	¥—	¥169,814
Derivative financial instruments	—	—	2,527	762	—	3,289
Other	—	—	—	2,070	—	2,070
Total	¥—	¥169,814	¥2,527	¥2,832	¥—	¥175,173

Financial Assets Not Measured at Fair Value
Other financial assets -
Restricted deposits	¥87,381	¥—	¥—	¥—	¥—	¥87,381
Other	14,528	—	—	—	—	14,528
Trade and Other Receivables	420,247	—	—	—	—	420,247
Cash and cash equivalents	294,522	—	—	—	—	294,522
Total	¥816,678	¥—	¥—	¥—	¥—	¥816,678

Financial Liabilities Measured at Fair Value
Other financial liabilities -
Contingent considerations	¥—	¥—	¥—	¥30,569	¥—	¥30,569
Derivative financial instruments	—	—	3,498	5,373	—	8,871
Total	¥—	¥—	¥3,498	¥35,942	¥—	¥39,440

Financial Liabilities Not Measured at Fair Value
Other financial liabilities -
Finance leases	¥—	¥—	¥—	¥—	¥53,149	¥53,149
Other	—	—	—	—	28,247	28,247
Trade and Other Payables	—	—	—	—	240,259	240,259
Bonds and Loans	—	—	—	—	985,662	985,662
Total	¥—	¥—	¥—	¥—	¥1,307,317	¥1,307,317

	JPY (millions) As of March 31, 2019
	Measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other Financial Liabilities	Total
Financial Assets Measured at Fair Value
Other financial assets -
Equity instruments	¥—	¥168,732	¥—	¥—	¥—	¥168,732
Derivative financial instruments	—	—	4,590	3,725	—	8,315
Investments in convertible notes	—	—	9,865	—	—	9,865
Investments in debt securities	—	—	1,608	—	—	1,608
Other	—	—	504	—	—	504
Total	¥—	¥168,732	¥16,567	¥3,725	¥—	¥189,024

Financial Assets Not Measured at Fair Value
Other financial assets -
Others	¥26,493	¥—	¥—	¥—	¥—	¥26,493
Trade and Other Receivables	741,907	—	—	—	—	741,907
Cash and cash equivalents	702,093	—	—	—	—	702,093
Total	¥1,470,493	¥—	¥—	¥—	¥—	¥1,470,493

Financial Liabilities Measured at Fair Value
Other financial liabilities -
Contingent considerations	¥—	¥—	¥71,062	¥—	¥—	¥71,062
Derivative financial instruments	—	—	7,120	1,625	—	8,745
Total	¥—	¥—	¥78,182	¥1,625	¥—	¥79,807

Financial Liabilities Not Measured at Fair Value
Other financial liabilities -
Finance leases	¥—	¥—	¥—	¥—	¥179,411	¥179,411
Other	—	—	—	—	23,908	23,908
Trade and Other Payables	—	—	—	—	327,394	327,394
Bonds and Loans	—	—	—	—	5,750,951	5,750,951
Total	¥—	¥—	¥—	¥—	¥6,281,664	¥6,281,664

Fair value measurement of assets

	JPY (millions) For the Year Ended March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥762	¥—	¥762
Derivatives for which hedge accounting is applied	—	2,527	—	2,527
Available-for-sale financial assets	163,030	34	—	163,064
Total	¥163,030	¥3,323	¥—	¥166,353

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥5,373	¥—	¥5,373
Contingent considerations arising from business combinations	—	—	30,569	30,569
Derivatives for which hedge accounting is applied	—	3,498	—	3,498
Total	¥—	¥8,871	¥30,569	¥39,440

	JPY (millions) For the Year Ended March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥4,590	¥—	¥4,590
Investment in convertible notes	—	—	9,865	9,865
Investment in debt securities	—	—	1,608	1,608
Other	—	—	504	504
Derivatives for which hedge accounting is applied	—	3,725	—	3,725
Financial assets measured at fair value through OCI
Equity instruments	119,907	—	48,825	168,732
Total	¥119,907	¥8,315	¥60,802	¥189,024

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥7,120	¥—	¥7,120
Contingent considerations arising from business combinations	—	—	71,062	71,062
Derivative for which hedge accounting is applied	—	1,625	—	1,625
Total	¥—	¥8,745	¥71,062	¥79,807

Fair value measurement of liabilities

	JPY (millions) For the Year Ended March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥762	¥—	¥762
Derivatives for which hedge accounting is applied	—	2,527	—	2,527
Available-for-sale financial assets	163,030	34	—	163,064
Total	¥163,030	¥3,323	¥—	¥166,353

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥5,373	¥—	¥5,373
Contingent considerations arising from business combinations	—	—	30,569	30,569
Derivatives for which hedge accounting is applied	—	3,498	—	3,498
Total	¥—	¥8,871	¥30,569	¥39,440

	JPY (millions) For the Year Ended March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥4,590	¥—	¥4,590
Investment in convertible notes	—	—	9,865	9,865
Investment in debt securities	—	—	1,608	1,608
Other	—	—	504	504
Derivatives for which hedge accounting is applied	—	3,725	—	3,725
Financial assets measured at fair value through OCI
Equity instruments	119,907	—	48,825	168,732
Total	¥119,907	¥8,315	¥60,802	¥189,024

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥7,120	¥—	¥7,120
Contingent considerations arising from business combinations	—	—	71,062	71,062
Derivative for which hedge accounting is applied	—	1,625	—	1,625
Total	¥—	¥8,745	¥71,062	¥79,807

JPY (millions)
Balance as of March 31, 2018	¥—
Adoption of IFRS 9	47,789
Balance as of April 1, 2018	47,789
Additions arising from business combinations	6,183
Gain recognized as finance income	587
Loss recognized as changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(4,060)
Purchases	12,253
Sales	(1,844)
Transfers to Level 1	(111)
Other	5
As of March 31, 2019	¥60,802
The carrying amount and fair value of financial instruments that are not recorded at fair value in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2018		2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Bonds	¥172,889	¥172,872	¥3,196,365	¥3,323,592
Long-term loans	812,755	815,865	2,054,584	2,058,929
Finance leases	53,149	53,690	179,411	181,776

Derivative assets and liabilities
The following summarizes interest and cross currency interest rate swaps designated as cash flow hedges for the periods ended March 31:

	JPY (millions) For the Year Ended March 31
	Notional Amount	More than One Year	Fair Value
2018	¥300,938	¥300,938	¥(970)
2019	308,078	248,078	2,100

	JPY (millions) For the Year Ended March 31, 2018
	Contract Amount	Contract amount to be settled in more than one year	Fair Value
Forward exchange contracts:
Selling:
Euro	¥98,198	¥—	¥(894)
United States Dollar	39,799	—	100
Chinese Yuan	20,528	—	(1,211)
Other	1,854	—	(1)
Buying:
Euro	173,627	—	(964)
United States Dollar	9,585	—	(19)
Other	5,105	—	95
Currency swaps:
Buying:
United States Dollar	124,028	123,993	(1,773)

	JPY (millions) For the Year Ended March 31, 2019
	Contract Amount	Contract amount to be settled in more than one year	Fair Value
Forward exchange contracts:
Selling:
Euro	¥219,580	¥—	¥544
United States Dollar	200,571	—	(2,145)
Other	722	—	(2)
Buying:
Euro	357,550	—	(4,156)
United States Dollar	227,262	—	3,254
Currency swaps:
Buying:
United States Dollar	123,993	123,959	2,621
Currency collar options:
Russian Ruble	11,463	—	(9)
Brazilian Real	13,507	—	(15)
The following table details the items designated as hedging instruments as of March 31, 2019:

		JPY (millions)
	Notional	Carrying Amount – Assets	Carrying Amount – Liabilities	Line Item in the Statement of Financial Position where Hedging Instrument is included	Average Rate Used for the Fair Value of the Hedging Instrument
Cash Flow Hedges
Interest risk
Interest rate swaps	120,000 million JPY	¥—	¥917	Other financial liabilities	0.66%
	575 million USD	396	—	Other financial assets	2.83%
Currency and interest risk
Currency and interest rate swaps	1,125 million USD	3,329	708	Other financial assets /liabilities	109.97 JPY 0.03%
Net Investment Hedges
Foreign currency denominated bonds and loans	12,881 million USD	—	1,425,116	Bonds and loans
	10,540 million EUR	—	1,308,686	Bonds and loans

	JPY (millions)
	Balance in cash flow hedges and exchange differences on translation	Balance in hedge cost
Cash Flow Hedges
Interest risk
Interest rate swaps	¥(362)	¥—
Forward interest rate	33	—
Currency and interest risk
Currency and interest rate swaps	(109)	1,412
Currency risk
Hedge related to acquisition	3,397	—
Net Investment Hedges
Foreign currency denominated bonds and loans	7,969	—
The following table details the amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of March 31, 2019:

	JPY (millions)
	Amounts recognized in OCI		Amounts reclassified to Goodwill		Amount reclassified to profit or loss
	Change in Fair Value of Hedges	Hedging Costs	Cash Flow Hedge	Hedging Costs	Cash Flow Hedge	Hedging Costs	Line item in which reclassification adjustment is included
Cash Flow Hedges
Interest risk
Interest rate swaps	¥(2,177)	¥—	¥—	¥—	¥845	¥—	Financial expenses
Forward interest rate	—	—	—	—	53	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	7,204	627	—	—	(7,261)	(908)	Financial income and Financial expenses
Currency risk
Hedge related to acquisition	(33,090)	(4,715)	35,773	4,715	—	—
Net Investment Hedges
Foreign currency denominated bonds and loans	(8,488)	—	—	—	—	—

Age of trade receivables that are past due but not impaired
The following represents the age of trade receivables that are past due but not impaired:

	JPY (millions) Amount Past Due
	Total	Within 30 Days	Over 30 Days but within 60 Days	Over 60 Days but within 90 Days	Over 90 Days but within One Year	Over One Year
As of March 31, 2018	¥16,222	¥6,453	¥2,243	¥782	¥5,042	¥1,702

Carrying amount of trade receivables categorized by due date and analysis of impairment loss allowance
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2019:

	JPY (millions) except for percentage
		Amount Past Due
	Current	Within 30 Days	Over 30 Days but within 60 Days	Over 60 Days but within 90 Days	Over 90 Days but within One Year	Over One Year	Total
Gross carrying amount	¥613,062	¥17,244	¥7,441	¥5,968	¥14,336	¥2,948	¥660,999
Impairment loss allowance	(2,350)	(27)	(24)	(99)	(477)	(341)	(3,318)
Net carrying amount	610,712	17,217	7,417	5,869	13,859	2,607	657,681
Weighted average loss rate (%)	0.4%	0.2%	0.3%	1.7%	3.3%	11.6%	0.5%

Increase or decrease in loss allowance for trade receivables
The following is a summary of the change in the loss allowance for trade receivables and other assets for the years ended March 31, 2017 and 2018. The loss allowance recognized for other than trade receivables is immaterial. Comparative amounts for 2017 and 2018 represent the allowance account for impairment losses under IAS 39.

	JPY (millions)
	2017	2018
At beginning of the year	¥9,165	¥9,733
Increases	2,438	1,946
Decreases (written off)	(1,185)	(1,941)
Decreases (reversed)	(712)	(1,130)
Reclassification to assets held for sale	(40)	(45)
Foreign currency translation differences	67	262
At end of the year	¥9,733	¥8,825
The following is a summary of the change in the impairment loss allowance for trade receivables for the year ended March 31, 2019. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial asset	Total
At beginning of the year	¥3,661	¥5,158	¥8,819
Increases	1,305	2,243	3,548
Decreases (written off)	(2,716)	(5,257)	(7,973)
Decreases (reversed)	(942)	(208)	(1,150)
Reclassification to assets held for sale	(36)	—	(36)
Foreign currency translation differences	119	(9)	110
At end of the year	¥1,391	¥1,927	¥3,318

Financial liabilities by maturity - derivatives	T
Financial liabilities by maturity - non-derivatives	T
Disclosure of reconciliation of liabilities arising from financing activities [text block]

	JPY (millions)
	Bonds	Long-term Loans	Short-term Loans	Finance Lease Obligations	Derivative Assets Used for Hedge of Debts	Derivative Liabilities Used for Hedge of Debts	Total
As of April 1, 2017	¥179,836	¥560,000	¥405,054	¥58,811	¥—	¥—	¥1,203,701
Cash flows from financing activities
Net increase (decrease) in short-term loans	—	—	(403,931)	—	—	—	(403,931)
Proceeds from long-term loans	—	337,955	—	—	—	(801)	337,154
Repayments of long-term loans	—	(80,000)	—	—	—	—	(80,000)
Proceeds from bonds	55,951	—	—	—	348	—	56,299
Repayments of bonds	(60,000)	—	—	—	—	—	(60,000)
Repayments of obligations under finance lease	—	—	—	(2,658)	—	—	(2,658)
Interest paid	—	—	—	(2,855)	—	—	(2,855)
Non-cash items
Foreign exchange movement	(3,019)	(5,244)	(1,105)	(2,610)	—	—	(11,978)
Change in fair value	—	—	—	—	(528)	2,754	2,226
New and amended finance leases	—	—	—	375	—	—	375
Others	121	44	—	2,086	—	—	2,251
As of March 31, 2018	¥172,889	¥812,755	¥18	¥53,149	¥(180)	¥1,953	¥1,040,584